Net (Loss) Income Per Share - Schedule of Income (Loss) Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Net (loss) income attributable to shareholders of Teekay Corporation	$ (163,276)	$ (123,182)	$ 82,151
The Company's portion of the Inducement Premium and Exchange Contribution charged to retained earnings by Teekay Offshore (note 16e)	0	(4,993)	0
Net (loss) income attributable to shareholders of Teekay Corporation for basic income (loss) per share	(163,276)	(128,175)	82,151
The Company's portion of the Inducement Premium and Exchange Contribution charged to retained earnings by Teekay Offshore (note 16e)	(90)	(25)	(227)
Net (loss) income attributable to shareholders of Teekay Corporation for diluted income (loss) per share	$ (163,366)	$ (128,200)	$ 81,924
Weighted average number of common shares (shares)	86,335,473	79,211,154	72,665,783
Dilutive effect of stock-based compensation (shares)	0	0	524,781
Common stock and common stock equivalents (shares)	86,335,473	79,211,154	73,190,564
(Loss) Earnings per common share:
Basic (dollars per share)	$ (1.89)	$ (1.62)	$ 1.13
Diluted (dollars per share)	$ (1.89)	$ (1.62)	$ 1.12